UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance Short Duration Inflation-Protected Income Fund

Class A EARRX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Short Duration Inflation-Protected Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	1.01%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Short Duration Inflation-Protected Income Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index (the Index):

↓ The Treasury Inflation Protected securities (TIPS) was the largest detractor, due to rising real yields, falling inflation expectations and increased treasury supply

↑ Out-of-Index exposure to floating rate bank loans (FRBL) added meaningfully to excess returns, as carry for the asset class remained attractive relative to investment grade credit and stable credit fundamentals

↑ The Fund’s strategy of swapping nominal interest payments for payments based on changes in the Consumer Price Index helped performance during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index
10/15	$10,000	$10,000	$10,000
11/15	$9,636	$9,964	$9,978
12/15	$9,577	$9,914	$9,949
1/16	$9,598	$10,023	$10,022
2/16	$9,598	$10,094	$10,049
3/16	$9,803	$10,218	$10,166
4/16	$9,839	$10,288	$10,168
5/16	$9,842	$10,296	$10,150
6/16	$9,889	$10,477	$10,266
7/16	$9,921	$10,563	$10,254
8/16	$9,932	$10,575	$10,216
9/16	$10,042	$10,577	$10,292
10/16	$10,079	$10,507	$10,296
11/16	$10,066	$10,271	$10,233
12/16	$10,132	$10,301	$10,263
1/17	$10,195	$10,338	$10,316
2/17	$10,213	$10,418	$10,327
3/17	$10,229	$10,414	$10,344
4/17	$10,225	$10,500	$10,344
5/17	$10,223	$10,581	$10,337
6/17	$10,177	$10,573	$10,285
7/17	$10,219	$10,625	$10,319
8/17	$10,250	$10,717	$10,352
9/17	$10,252	$10,679	$10,334
10/17	$10,283	$10,692	$10,351
11/17	$10,283	$10,676	$10,330
12/17	$10,315	$10,723	$10,347
1/18	$10,315	$10,620	$10,309
2/18	$10,315	$10,519	$10,301
3/18	$10,354	$10,572	$10,363
4/18	$10,354	$10,501	$10,355
5/18	$10,375	$10,559	$10,395
6/18	$10,401	$10,543	$10,410
7/18	$10,411	$10,565	$10,389
8/18	$10,464	$10,618	$10,445
9/18	$10,465	$10,572	$10,412
10/18	$10,401	$10,484	$10,367
11/18	$10,358	$10,531	$10,371
12/18	$10,264	$10,696	$10,389
1/19	$10,415	$10,843	$10,473
2/19	$10,458	$10,855	$10,485
3/19	$10,500	$11,051	$10,573
4/19	$10,597	$11,066	$10,624
5/19	$10,597	$11,236	$10,691
6/19	$10,651	$11,395	$10,764
7/19	$10,673	$11,429	$10,761
8/19	$10,651	$11,687	$10,827
9/19	$10,651	$11,637	$10,789
10/19	$10,651	$11,674	$10,822
11/19	$10,684	$11,672	$10,830
12/19	$10,807	$11,689	$10,916
1/20	$10,829	$11,899	$10,974
2/20	$10,796	$12,077	$11,038
3/20	$10,068	$11,841	$10,844
4/20	$10,313	$12,078	$10,984
5/20	$10,523	$12,191	$11,064
6/20	$10,686	$12,293	$11,156
7/20	$10,831	$12,509	$11,252
8/20	$11,020	$12,437	$11,403
9/20	$11,020	$12,414	$11,375
10/20	$11,020	$12,370	$11,345
11/20	$11,176	$12,531	$11,417
12/20	$11,352	$12,575	$11,537
1/21	$11,476	$12,496	$11,608
2/21	$11,521	$12,334	$11,592
3/21	$11,585	$12,191	$11,669
4/21	$11,698	$12,293	$11,779
5/21	$11,811	$12,340	$11,880
6/21	$11,829	$12,430	$11,872
7/21	$11,978	$12,555	$12,051
8/21	$12,012	$12,547	$12,052
9/21	$12,042	$12,440	$12,039
10/21	$12,147	$12,429	$12,119
11/21	$12,147	$12,444	$12,149
12/21	$12,202	$12,436	$12,173
1/22	$12,156	$12,163	$12,082
2/22	$12,284	$11,998	$12,222
3/22	$12,247	$11,676	$12,137
4/22	$12,270	$11,240	$12,102
5/22	$12,164	$11,302	$12,137
6/22	$11,855	$11,076	$11,923
7/22	$12,177	$11,355	$12,150
8/22	$12,082	$11,060	$11,997
9/22	$11,610	$10,583	$11,539
10/22	$11,780	$10,467	$11,656
11/22	$11,853	$10,857	$11,715
12/22	$11,811	$10,820	$11,688
1/23	$11,958	$11,156	$11,770
2/23	$11,970	$10,882	$11,701
3/23	$12,115	$11,137	$11,949
4/23	$12,152	$11,205	$11,980
5/23	$12,054	$11,089	$11,876
6/23	$12,089	$11,072	$11,837
7/23	$12,176	$11,083	$11,898
8/23	$12,214	$11,016	$11,903
9/23	$12,213	$10,753	$11,868
10/23	$12,238	$10,592	$11,911
11/23	$12,376	$11,068	$12,049
12/23	$12,515	$11,488	$12,193
1/24	$12,592	$11,461	$12,248
2/24	$12,592	$11,323	$12,200
3/24	$12,680	$11,435	$12,273
4/24	$12,693	$11,167	$12,244
5/24	$12,808	$11,352	$12,373
6/24	$12,871	$11,456	$12,454
7/24	$12,975	$11,716	$12,586
8/24	$13,041	$11,889	$12,662
9/24	$13,160	$12,052	$12,800
10/24	$13,133	$11,778	$12,716
11/24	$13,212	$11,902	$12,774
12/24	$13,189	$11,722	$12,741
1/25	$13,322	$11,793	$12,869
2/25	$13,441	$12,037	$13,033
3/25	$13,544	$12,034	$13,176
4/25	$13,624	$12,077	$13,289
5/25	$13,624	$12,015	$13,231
6/25	$13,687	$12,203	$13,309
7/25	$13,755	$12,185	$13,348
8/25	$13,917	$12,331	$13,548
9/25	$13,903	$12,462	$13,528
10/25	$13,910	$12,544	$13,533

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	5.86%	4.76%	3.69%
Class A with 3.25% Maximum Sales Charge	2.37%	4.07%	3.35%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index	6.42%	3.59%	3.07%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$550,215,354
# of Portfolio Holdings (for Short Duration Inflation-Protected Income and Senior Debt Portfolios)	687
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$1,445,205

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Short Duration Inflation-Protected Income Portfolio and Senior Debt Portfolio, affiliated investment companies in which the Fund invests substantially all of its assets.

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference‡	(4.3%)
Asset-Backed Securities	1.1%
Commercial Mortgage-Backed Securities	1.4%
Corporate Bonds	1.6%
Exchange-Traded Funds	6.1%
Senior Floating-Rate LoansFootnote Reference*	22.9%
U.S. Treasury Obligations	71.2%
Footnote	Description
Footnote‡	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote*	Net of unfunded loan commitments.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EARRX-TSR-AR

Eaton Vance Short Duration Inflation-Protected Income Fund

Class C ECRRX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Short Duration Inflation-Protected Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180	1.76%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Short Duration Inflation-Protected Income Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index (the Index):

↓ The Treasury Inflation Protected securities (TIPS) was the largest detractor, due to rising real yields, falling inflation expectations and increased treasury supply

↑ Out-of-Index exposure to floating rate bank loans (FRBL) added meaningfully to excess returns, as carry for the asset class remained attractive relative to investment grade credit and stable credit fundamentals

↑ The Fund’s strategy of swapping nominal interest payments for payments based on changes in the Consumer Price Index helped performance during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg U.S. Universal Index	ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index
10/15	$10,000	$10,000	$10,000
11/15	$9,953	$9,964	$9,978
12/15	$9,885	$9,914	$9,949
1/16	$9,896	$10,023	$10,022
2/16	$9,886	$10,094	$10,049
3/16	$10,095	$10,218	$10,166
4/16	$10,122	$10,288	$10,168
5/16	$10,129	$10,296	$10,150
6/16	$10,172	$10,477	$10,266
7/16	$10,199	$10,563	$10,254
8/16	$10,203	$10,575	$10,216
9/16	$10,300	$10,577	$10,292
10/16	$10,343	$10,507	$10,296
11/16	$10,313	$10,271	$10,233
12/16	$10,374	$10,301	$10,263
1/17	$10,428	$10,338	$10,316
2/17	$10,438	$10,418	$10,327
3/17	$10,454	$10,414	$10,344
4/17	$10,446	$10,500	$10,344
5/17	$10,437	$10,581	$10,337
6/17	$10,384	$10,573	$10,285
7/17	$10,416	$10,625	$10,319
8/17	$10,437	$10,717	$10,352
9/17	$10,441	$10,679	$10,334
10/17	$10,473	$10,692	$10,351
11/17	$10,452	$10,676	$10,330
12/17	$10,484	$10,723	$10,347
1/18	$10,473	$10,620	$10,309
2/18	$10,473	$10,519	$10,301
3/18	$10,505	$10,572	$10,363
4/18	$10,505	$10,501	$10,355
5/18	$10,516	$10,559	$10,395
6/18	$10,535	$10,543	$10,410
7/18	$10,535	$10,565	$10,389
8/18	$10,579	$10,618	$10,445
9/18	$10,571	$10,572	$10,412
10/18	$10,505	$10,484	$10,367
11/18	$10,462	$10,531	$10,371
12/18	$10,357	$10,696	$10,389
1/19	$10,499	$10,843	$10,473
2/19	$10,543	$10,855	$10,485
3/19	$10,575	$11,051	$10,573
4/19	$10,662	$11,066	$10,624
5/19	$10,662	$11,236	$10,691
6/19	$10,705	$11,395	$10,764
7/19	$10,727	$11,429	$10,761
8/19	$10,694	$11,687	$10,827
9/19	$10,682	$11,637	$10,789
10/19	$10,671	$11,674	$10,822
11/19	$10,704	$11,672	$10,830
12/19	$10,828	$11,689	$10,916
1/20	$10,839	$11,899	$10,974
2/20	$10,794	$12,077	$11,038
3/20	$10,061	$11,841	$10,844
4/20	$10,296	$12,078	$10,984
5/20	$10,508	$12,191	$11,064
6/20	$10,649	$12,293	$11,156
7/20	$10,795	$12,509	$11,252
8/20	$10,985	$12,437	$11,403
9/20	$10,975	$12,414	$11,375
10/20	$10,963	$12,370	$11,345
11/20	$11,121	$12,531	$11,417
12/20	$11,283	$12,575	$11,537
1/21	$11,407	$12,496	$11,608
2/21	$11,441	$12,334	$11,592
3/21	$11,486	$12,191	$11,669
4/21	$11,599	$12,293	$11,779
5/21	$11,701	$12,340	$11,880
6/21	$11,712	$12,430	$11,872
7/21	$11,861	$12,555	$12,051
8/21	$11,884	$12,547	$12,052
9/21	$11,908	$12,440	$12,039
10/21	$12,001	$12,429	$12,119
11/21	$11,989	$12,444	$12,149
12/21	$12,036	$12,436	$12,173
1/22	$11,978	$12,163	$12,082
2/22	$12,106	$11,998	$12,222
3/22	$12,063	$11,676	$12,137
4/22	$12,075	$11,240	$12,102
5/22	$11,958	$11,302	$12,137
6/22	$11,654	$11,076	$11,923
7/22	$11,962	$11,355	$12,150
8/22	$11,856	$11,060	$11,997
9/22	$11,390	$10,583	$11,539
10/22	$11,546	$10,467	$11,656
11/22	$11,619	$10,857	$11,715
12/22	$11,557	$10,820	$11,688
1/23	$11,702	$11,156	$11,770
2/23	$11,702	$10,882	$11,701
3/23	$11,835	$11,137	$11,949
4/23	$11,860	$11,205	$11,980
5/23	$11,763	$11,089	$11,876
6/23	$11,786	$11,072	$11,837
7/23	$11,872	$11,083	$11,898
8/23	$11,897	$11,016	$11,903
9/23	$11,885	$10,753	$11,868
10/23	$11,910	$10,592	$11,911
11/23	$12,034	$11,068	$12,049
12/23	$12,172	$11,488	$12,193
1/24	$12,222	$11,461	$12,248
2/24	$12,222	$11,323	$12,200
3/24	$12,298	$11,435	$12,273
4/24	$12,298	$11,167	$12,244
5/24	$12,411	$11,352	$12,373
6/24	$12,462	$11,456	$12,454
7/24	$12,552	$11,716	$12,586
8/24	$12,603	$11,889	$12,662
9/24	$12,721	$12,052	$12,800
10/24	$12,683	$11,778	$12,716
11/24	$12,747	$11,902	$12,774
12/24	$12,725	$11,722	$12,741
1/25	$12,841	$11,793	$12,869
2/25	$12,958	$12,037	$13,033
3/25	$13,049	$12,034	$13,176
4/25	$13,114	$12,077	$13,289
5/25	$13,101	$12,015	$13,231
6/25	$13,163	$12,203	$13,309
7/25	$13,202	$12,185	$13,348
8/25	$13,360	$12,331	$13,548
9/25	$13,335	$12,462	$13,528
10/25	$13,531	$12,544	$13,533

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	5.04%	3.97%	3.07%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	4.04%	3.97%	3.07%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index	6.42%	3.59%	3.07%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$550,215,354
# of Portfolio Holdings (for Short Duration Inflation-Protected Income and Senior Debt Portfolios)	687
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$1,445,205

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Short Duration Inflation-Protected Income Portfolio and Senior Debt Portfolio, affiliated investment companies in which the Fund invests substantially all of its assets.

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference‡	(4.3%)
Asset-Backed Securities	1.1%
Commercial Mortgage-Backed Securities	1.4%
Corporate Bonds	1.6%
Exchange-Traded Funds	6.1%
Senior Floating-Rate LoansFootnote Reference*	22.9%
U.S. Treasury Obligations	71.2%
Footnote	Description
Footnote‡	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote*	Net of unfunded loan commitments.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

ECRRX-TSR-AR

Eaton Vance Short Duration Inflation-Protected Income Fund

Class I EIRRX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Short Duration Inflation-Protected Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	0.76%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Short Duration Inflation-Protected Income Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index (the Index):

↓ The Treasury Inflation Protected securities (TIPS) was the largest detractor, due to rising real yields, falling inflation expectations and increased treasury supply

↑ Out-of-Index exposure to floating rate bank loans (FRBL) added meaningfully to excess returns, as carry for the asset class remained attractive relative to investment grade credit and stable credit fundamentals

↑ The Fund’s strategy of swapping nominal interest payments for payments based on changes in the Consumer Price Index helped performance during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index
10/15	$1,000,000	$1,000,000	$1,000,000
11/15	$996,785	$996,353	$997,836
12/15	$990,856	$991,376	$994,904
1/16	$992,160	$1,002,320	$1,002,223
2/16	$993,205	$1,009,440	$1,004,889
3/16	$1,013,882	$1,021,811	$1,016,553
4/16	$1,017,852	$1,028,772	$1,016,831
5/16	$1,019,399	$1,029,576	$1,015,010
6/16	$1,024,454	$1,047,701	$1,026,556
7/16	$1,028,045	$1,056,335	$1,025,368
8/16	$1,029,315	$1,057,474	$1,021,555
9/16	$1,040,988	$1,057,726	$1,029,234
10/16	$1,044,967	$1,050,709	$1,029,571
11/16	$1,042,836	$1,027,092	$1,023,293
12/16	$1,050,958	$1,030,143	$1,026,314
1/17	$1,056,492	$1,033,777	$1,031,593
2/17	$1,058,651	$1,041,753	$1,032,728
3/17	$1,060,552	$1,041,404	$1,034,395
4/17	$1,061,379	$1,050,045	$1,034,436
5/17	$1,061,379	$1,058,147	$1,033,745
6/17	$1,056,848	$1,057,250	$1,028,483
7/17	$1,061,171	$1,062,516	$1,031,906
8/17	$1,064,413	$1,071,683	$1,035,223
9/17	$1,065,262	$1,067,911	$1,033,396
10/17	$1,068,517	$1,069,193	$1,035,116
11/17	$1,068,517	$1,067,575	$1,033,018
12/17	$1,071,301	$1,072,282	$1,034,732
1/18	$1,072,393	$1,061,963	$1,030,937
2/18	$1,073,485	$1,051,894	$1,030,103
3/18	$1,077,018	$1,057,199	$1,036,251
4/18	$1,077,018	$1,050,145	$1,035,459
5/18	$1,080,312	$1,055,872	$1,039,544
6/18	$1,082,508	$1,054,340	$1,041,010
7/18	$1,083,614	$1,056,547	$1,038,888
8/18	$1,089,149	$1,061,752	$1,044,504
9/18	$1,088,772	$1,057,203	$1,041,152
10/18	$1,083,195	$1,048,359	$1,036,683
11/18	$1,079,848	$1,053,074	$1,037,091
12/18	$1,069,652	$1,069,550	$1,038,888
1/19	$1,085,382	$1,084,296	$1,047,301
2/19	$1,091,000	$1,085,478	$1,048,513
3/19	$1,095,372	$1,105,079	$1,057,280
4/19	$1,104,369	$1,106,626	$1,062,429
5/19	$1,105,493	$1,123,578	$1,069,080
6/19	$1,110,655	$1,139,470	$1,076,369
7/19	$1,114,059	$1,142,862	$1,076,103
8/19	$1,111,790	$1,168,722	$1,082,683
9/19	$1,112,573	$1,163,659	$1,078,947
10/19	$1,112,573	$1,167,418	$1,082,234
11/19	$1,116,003	$1,167,185	$1,083,038
12/19	$1,129,575	$1,168,924	$1,091,610
1/20	$1,131,882	$1,189,904	$1,097,421
2/20	$1,128,421	$1,207,721	$1,103,765
3/20	$1,053,114	$1,184,130	$1,084,368
4/20	$1,078,658	$1,207,849	$1,098,403
5/20	$1,100,719	$1,219,130	$1,106,443
6/20	$1,117,717	$1,229,303	$1,115,582
7/20	$1,132,837	$1,250,897	$1,125,231
8/20	$1,153,773	$1,243,684	$1,140,258
9/20	$1,153,311	$1,241,442	$1,137,545
10/20	$1,153,311	$1,237,005	$1,134,471
11/20	$1,170,874	$1,253,147	$1,141,713
12/20	$1,188,775	$1,257,475	$1,153,684
1/21	$1,202,941	$1,249,571	$1,160,849
2/21	$1,207,663	$1,233,448	$1,159,241
3/21	$1,213,849	$1,219,093	$1,166,945
4/21	$1,226,888	$1,229,345	$1,177,911
5/21	$1,237,557	$1,234,034	$1,187,985
6/21	$1,240,119	$1,243,030	$1,187,210
7/21	$1,256,910	$1,255,512	$1,205,064
8/21	$1,260,508	$1,254,673	$1,205,212
9/21	$1,264,478	$1,243,959	$1,203,911
10/21	$1,275,410	$1,242,942	$1,211,880
11/21	$1,275,410	$1,244,444	$1,214,919
12/21	$1,281,969	$1,243,605	$1,217,296
1/22	$1,275,853	$1,216,340	$1,208,186
2/22	$1,290,532	$1,199,756	$1,222,208
3/22	$1,287,325	$1,167,568	$1,213,731
4/22	$1,289,791	$1,124,021	$1,210,243
5/22	$1,278,693	$1,130,205	$1,213,719
6/22	$1,246,947	$1,107,621	$1,192,295
7/22	$1,280,749	$1,135,469	$1,214,984
8/22	$1,270,734	$1,105,951	$1,199,714
9/22	$1,221,999	$1,058,302	$1,153,921
10/22	$1,239,858	$1,046,690	$1,165,591
11/22	$1,247,511	$1,085,718	$1,171,526
12/22	$1,242,667	$1,082,030	$1,168,771
1/23	$1,259,373	$1,115,595	$1,177,006
2/23	$1,260,658	$1,088,183	$1,170,101
3/23	$1,276,700	$1,113,711	$1,194,854
4/23	$1,280,580	$1,120,515	$1,198,041
5/23	$1,270,232	$1,108,897	$1,187,612
6/23	$1,274,785	$1,107,174	$1,183,746
7/23	$1,283,975	$1,108,275	$1,189,776
8/23	$1,287,914	$1,101,601	$1,190,302
9/23	$1,288,702	$1,075,333	$1,186,802
10/23	$1,291,356	$1,059,162	$1,191,088
11/23	$1,305,955	$1,106,829	$1,204,922
12/23	$1,321,421	$1,148,827	$1,219,306
1/24	$1,328,142	$1,146,078	$1,224,810
2/24	$1,329,486	$1,132,337	$1,220,015
3/24	$1,338,291	$1,143,455	$1,227,304
4/24	$1,340,998	$1,116,734	$1,224,431
5/24	$1,354,529	$1,135,245	$1,237,313
6/24	$1,360,685	$1,145,623	$1,245,371
7/24	$1,371,714	$1,171,626	$1,258,608
8/24	$1,378,607	$1,188,874	$1,266,193
9/24	$1,392,050	$1,205,180	$1,280,044
10/24	$1,389,268	$1,177,807	$1,271,637
11/24	$1,397,612	$1,190,224	$1,277,395
12/24	$1,396,055	$1,172,248	$1,274,097
1/25	$1,410,057	$1,179,312	$1,286,860
2/25	$1,424,060	$1,203,695	$1,303,348
3/25	$1,434,450	$1,203,408	$1,317,578
4/25	$1,442,938	$1,207,658	$1,328,935
5/25	$1,442,938	$1,201,533	$1,323,141
6/25	$1,450,398	$1,220,252	$1,330,915
7/25	$1,457,564	$1,218,511	$1,334,805
8/25	$1,474,762	$1,233,147	$1,354,841
9/25	$1,474,203	$1,246,212	$1,352,795
10/25	$1,474,203	$1,254,442	$1,353,268

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	6.11%	5.03%	3.95%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index	6.42%	3.59%	3.07%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$550,215,354
# of Portfolio Holdings (for Short Duration Inflation-Protected Income and Senior Debt Portfolios)	687
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$1,445,205

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Short Duration Inflation-Protected Income Portfolio and Senior Debt Portfolio, affiliated investment companies in which the Fund invests substantially all of its assets.

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference‡	(4.3%)
Asset-Backed Securities	1.1%
Commercial Mortgage-Backed Securities	1.4%
Corporate Bonds	1.6%
Exchange-Traded Funds	6.1%
Senior Floating-Rate LoansFootnote Reference*	22.9%
U.S. Treasury Obligations	71.2%
Footnote	Description
Footnote‡	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote*	Net of unfunded loan commitments.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EIRRX-TSR-AR

(b) Not applicable

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that George J. Gorman, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Eaton Vance Short Duration Inflation-Protected Income Fund (the “Fund”) a series of Eaton Vance Special Investment Trust (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 8 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual report.

(a)-(d)

The following table presents the aggregate fees billed to the fund for the fund’s fiscal years ended October 31, 2024 and October 31, 2025 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Eaton Vance Short Duration Inflation-Protected Income Fund

Fiscal Years Ended	10/31/24	10/31/25
Audit Fees	$23,700	$23,700
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$23,700	$23,700

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (October 31 or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	12/31/23	10/31/24	12/31/24	10/31/25
Audit Fees	$216,300	$23,700	$255,000	$23,700
Audit-Related Fees(1)	$0	$0	$0	$0
Tax Fees(2)	$0	$0	$0	$0
All Other Fees(3)	$0	$0	$0	$0

Total	$216,300	$23,700	$255,000	$23,700

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	12/31/23	10/31/24	12/31/24	10/31/25
Registrant(1)	$0	$0	$0	$0
Eaton Vance(2)	$0	$18,490	$18,490	$18,490

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Morgan Stanley act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Short Duration Inflation-Protected Income Fund
Annual Financial Statements and
Additional Information
October 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information October 31, 2025
Eaton Vance
Short Duration Inflation-Protected Income Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Short Duration Inflation-Protected Income Fund
October 31, 2025
Statement of Assets and Liabilities

October 31, 2025
Assets
Investment in Short Duration Inflation-Protected Income Portfolio, at value (identified cost $432,401,359)	$439,178,274
Investment in Senior Debt Portfolio, at value (identified cost $110,245,805)	110,720,569
Receivable for Fund shares sold	796,258
Receivable from affiliates	127,212
Total assets	$550,822,313
Liabilities
Payable for Fund shares redeemed	$413,419
Payable to affiliates:
Distribution and service fees	30,959
Sub-transfer agency fee	2,396
Trustees' fees	42
Payable for transfer and dividend disbursing agent fees	73,261
Payable for legal and accounting services	42,014
Accrued expenses	44,868
Total liabilities	$606,959
Net Assets	$550,215,354
Sources of Net Assets
Paid-in capital	$601,946,411
Accumulated loss	(51,731,057)
Net Assets	$550,215,354
Class A Shares
Net Assets	$74,687,796
Shares Outstanding	7,353,961
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.16
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$10.50
Class C Shares
Net Assets	$17,988,081
Shares Outstanding	1,793,445
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.03
Class I Shares
Net Assets	$457,539,477
Shares Outstanding	45,003,016
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.17
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Short Duration Inflation-Protected Income Fund
October 31, 2025
Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income allocated from Portfolios	$1,231,058
Interest income allocated from Portfolios	24,234,622
Other income allocated from Portfolios	107,169
Expenses, excluding interest expense and fees, allocated from Portfolios	(2,492,609)
Interest expense and fees allocated from Portfolios	(1,254,531)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolios	53,355
Total investment income	$21,879,064
Expenses
Distribution and service fees:
Class A	$170,890
Class C	178,376
Trustees’ fees and expenses	500
Custodian fee	53,129
Transfer and dividend disbursing agent fees	380,576
Legal and accounting services	71,749
Printing and postage	30,067
Registration fees	94,366
Miscellaneous	21,260
Total expenses	$1,000,913
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$712,270
Total expense reductions	$712,270
Net expenses	$288,643
Net investment income	$21,590,421
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss):
Investment transactions	$(3,474,783)
Swap contracts	784,684
Foreign currency transactions	69,173
Forward foreign currency exchange contracts	(293,448)
Net realized loss	$(2,914,374)
Change in unrealized appreciation (depreciation):
Investments	$8,350,132
Swap contracts	544,537
Foreign currency	6,564
Forward foreign currency exchange contracts	(49,518)
Net change in unrealized appreciation (depreciation)	$8,851,715
Net realized and unrealized gain	$5,937,341
Net increase in net assets from operations	$27,527,762

See Notes to Financial Statements.

Eaton Vance
Short Duration Inflation-Protected Income Fund
October 31, 2025
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$21,590,421	$19,783,659
Net realized loss	(2,914,374)	(16,396,760)
Net change in unrealized appreciation (depreciation)	8,851,715	33,316,165
Net increase in net assets from operations	$27,527,762	$36,703,064
Distributions to shareholders:
Class A	$(2,728,149)	$(2,591,589)
Class C	(571,706)	(702,716)
Class I	(16,423,387)	(19,279,769)
Total distributions to shareholders	$(19,723,242)	$(22,574,074)
Transactions in shares of beneficial interest:
Class A	$15,234,877	$(6,839,334)
Class C	(127,164)	(3,287,033)
Class I	92,243,956	(150,268,190)
Net increase (decrease) in net assets from Fund share transactions	$107,351,669	$(160,394,557)
Net increase (decrease) in net assets	$115,156,189	$(146,265,567)
Net Assets
At beginning of year	$435,059,165	$581,324,732
At end of year	$550,215,354	$435,059,165

See Notes to Financial Statements.

Eaton Vance
Short Duration Inflation-Protected Income Fund
October 31, 2025
Financial Highlights

	Class A
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.98	$9.72	$9.71	$10.49	$9.85
Income (Loss) From Operations
Net investment income(1)	$0.44	$0.38	$0.38	$0.52	$0.37
Net realized and unrealized gain (loss)	0.14	0.32	(0.01)(2)	(0.83)	0.63
Total income (loss) from operations	$0.58	$0.70	$0.37	$(0.31)	$1.00
Less Distributions
From net investment income	$(0.40)	$(0.44)	$(0.36)	$(0.47)	$(0.36)
Total distributions	$(0.40)	$(0.44)	$(0.36)	$(0.47)	$(0.36)
Net asset value — End of year	$10.16	$9.98	$9.72	$9.71	$10.49
Total Return(3)	5.86%	7.32%	3.89%	(3.02)%	10.23%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$74,688	$58,345	$63,571	$89,067	$58,835
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses(6)	1.17%	1.25%	1.28%	0.98%	0.94%
Net expenses(6)	1.01%(7)	1.10%(7)	1.15%(7)	0.88%(7)	0.84%
Net investment income	4.34%	3.86%	3.87%	5.09%	3.54%
Portfolio Turnover of the Fund(8)	16%	6%	9%	26%	25%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s/Portfolios’ allocated expenses.
(6)	Includes interest expense and fees, including allocated from the Portfolio(s), of 0.26%, 0.35%, 0.40%, 0.13% and 0.09% of average daily net assets for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolios’ and/or Fund’s adviser fees due to the Portfolios’ and/or Fund’s investments in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio(s) and/or purchases and sales of securities held directly by the Fund.

See Notes to Financial Statements.

Eaton Vance
Short Duration Inflation-Protected Income Fund
October 31, 2025
Financial Highlights — continued

	Class C
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.86	$9.61	$9.60	$10.39	$9.76
Income (Loss) From Operations
Net investment income(1)	$0.36	$0.30	$0.30	$0.45	$0.29
Net realized and unrealized gain (loss)	0.13	0.32	(0.00)(2)(3)	(0.84)	0.63
Total income (loss) from operations	$0.49	$0.62	$0.30	$(0.39)	$0.92
Less Distributions
From net investment income	$(0.32)	$(0.37)	$(0.29)	$(0.40)	$(0.29)
Total distributions	$(0.32)	$(0.37)	$(0.29)	$(0.40)	$(0.29)
Net asset value — End of year	$10.03	$9.86	$9.61	$9.60	$10.39
Total Return(4)	5.04%	6.49%	3.15%	(3.78)%	9.46%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$17,988	$17,810	$20,584	$25,351	$11,322
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses(7)	1.92%	1.99%	2.03%	1.74%	1.69%
Net expenses(7)	1.76%(8)	1.84%(8)	1.90%(8)	1.64%(8)	1.59%
Net investment income	3.55%	3.11%	3.12%	4.42%	2.76%
Portfolio Turnover of the Fund(9)	16%	6%	9%	26%	25%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolio’s/Portfolios’ allocated expenses.
(7)	Includes interest expense and fees, including allocated from the Portfolio(s), of 0.26%, 0.35%, 0.40%, 0.14% and 0.09% of average daily net assets for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolios’ and/or Fund’s adviser fees due to the Portfolios’ and/or Fund’s investments in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio(s) and/or purchases and sales of securities held directly by the Fund.

See Notes to Financial Statements.

Eaton Vance
Short Duration Inflation-Protected Income Fund
October 31, 2025
Financial Highlights — continued

	Class I
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.99	$9.73	$9.72	$10.50	$9.85
Income (Loss) From Operations
Net investment income(1)	$0.47	$0.40	$0.39	$0.56	$0.40
Net realized and unrealized gain (loss)	0.13	0.32	0.01	(0.85)	0.63
Total income (loss) from operations	$0.60	$0.72	$0.40	$(0.29)	$1.03
Less Distributions
From net investment income	$(0.42)	$(0.46)	$(0.39)	$(0.49)	$(0.38)
Total distributions	$(0.42)	$(0.46)	$(0.39)	$(0.49)	$(0.38)
Net asset value — End of year	$10.17	$9.99	$9.73	$9.72	$10.50
Total Return(2)	6.11%	7.58%	4.15%	(2.79)%	10.59%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$457,539	$358,904	$497,170	$920,849	$346,214
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses(5)	0.92%	1.00%	1.03%	0.74%	0.69%
Net expenses(5)	0.76%(6)	0.85%(6)	0.90%(6)	0.64%(6)	0.59%
Net investment income	4.59%	4.07%	4.01%	5.50%	3.88%
Portfolio Turnover of the Fund(7)	16%	6%	9%	26%	25%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s/Portfolios’ allocated expenses.
(5)	Includes interest expense and fees, including allocated from the Portfolio(s), of 0.26%, 0.35%, 0.40%, 0.14% and 0.09% of average daily net assets for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolios’ and/or Fund’s adviser fees due to the Portfolios’ and/or Fund’s investments in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio(s) and/or purchases and sales of securities held directly by the Fund.

See Notes to Financial Statements.

Eaton Vance
Short Duration Inflation-Protected Income Fund
October 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Short Duration Inflation-Protected Income Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is real return (real return is defined as total return less the estimated cost of inflation (typically measured by the change in an official inflation measure)). The Fund seeks its investment objective by allocating its assets to certain registered investment companies (each, a Portfolio and collectively, the Portfolios) sponsored by the Eaton Vance organization. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Fund’s proportionate interest in each of the Portfolio's net assets at October 31, 2025 were as follows: Short Duration Inflation-Protected Income Portfolio (approximately 100%) and Senior Debt Portfolio (2.0%). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Short Duration Inflation-Protected Income Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of Senior Debt Portfolio’s financial statements is available by calling Eaton Vance at 1-800-262-1122 or on the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by Short Duration Inflation-Protected Income Portfolio is discussed in Note 1A of such Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of Senior Debt Portfolio.
Additional valuation policies for Senior Debt Portfolio (the Portfolio) are as follows:
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
B  Income— The Fund’s net investment income or loss includes the Fund’s pro rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

Eaton Vance
Short Duration Inflation-Protected Income Fund
October 31, 2025
Notes to Financial Statements — continued

C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of October 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to declare and pay distributions quarterly of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended October 31, 2025 and October 31, 2024 was as follows:
	Year Ended October 31,
	2025	2024
Ordinary income	$19,723,242	$22,574,074
During the year ended October 31, 2025, accumulated loss was increased by $657,023 and paid-in capital was increased by $657,023 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

Eaton Vance
Short Duration Inflation-Protected Income Fund
October 31, 2025
Notes to Financial Statements — continued

As of October 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 1,604,605
Deferred capital losses	(58,832,932)
Net unrealized appreciation	5,497,270
Accumulated loss	$(51,731,057)
At October 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $58,832,932 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2025, $8,464,860 are short-term and $50,368,072 are long-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed based on the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee at the following annual rates and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.45%
$1 billion but less than $2.5 billion	0.43%
$2.5 billion but less than $5 billion	0.41%
$5 billion and over	0.40%
For the year ended October 31, 2025, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios’ investment adviser fees. The Portfolios have engaged Boston Management and Research (BMR), an affiliate of EVM, to render investment advisory services. See Note 2 of the Portfolios’ Notes to Financial Statements. For the year ended October 31, 2025, the Fund’s allocated portion of investment adviser fees paid by the Portfolios amounted to $2,210,830 or 0.46% of the Fund’s average daily net assets. EVM also serves as the administrator of the Fund, but receives no compensation.
The Portfolios may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment adviser fee paid by the Portfolios is reduced by an amount equal to their pro rata share of the advisory and administration fees/advisory fees paid by the Portfolios due to their investments in the Liquidity Fund and in other affiliated funds. For the year ended October 31, 2025, the Fund’s allocated share of the reduction of the investment adviser fee paid by the Portfolios was $53,355 relating to the Portfolios’ investments in the Liquidity Fund and in other affiliated funds.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.75%, 1.50% and 0.50% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after March 1, 2027. Pursuant to this agreement, EVM waived and/or reimbursed $712,270 of the Fund’s operating expenses for the year ended October 31, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended October 31, 2025, EVM earned $7,980 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $31,128 as its portion of the sales charge on sales of Class A shares for the year ended October 31, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended October 31, 2025 in the amount of $21,434. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

Eaton Vance
Short Duration Inflation-Protected Income Fund
October 31, 2025
Notes to Financial Statements — continued

4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended October 31, 2025 amounted to $170,890 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended October 31, 2025, the Fund paid or accrued to EVD $133,782 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended October 31, 2025 amounted to $44,594 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended October 31, 2025, the Fund was informed that EVD received $118 and $3,563 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Investment Transactions
For the year ended October 31, 2025, increases and decreases in the Fund’s investment in the Portfolios were as follows:
Portfolio	Contributions	Withdrawals
Short Duration Inflation-Protected Income Portfolio	$129,243,692	$59,770,065
Senior Debt Portfolio	$32,230,380	$14,741,136
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	3,103,569	$ 31,393,324	1,901,010	$ 18,883,532
Issued to shareholders electing to receive payments of distributions in Fund shares	267,275	2,700,891	257,024	2,538,158
Redemptions	(1,863,522)	(18,859,338)	(2,852,565)	(28,261,024)
Net increase (decrease)	1,507,322	$ 15,234,877	(694,531)	$ (6,839,334)

Eaton Vance
Short Duration Inflation-Protected Income Fund
October 31, 2025
Notes to Financial Statements — continued

	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class C
Sales	316,503	$ 3,168,131	241,605	$ 2,369,356
Issued to shareholders electing to receive payments of distributions in Fund shares	56,486	564,269	71,777	700,675
Redemptions	(385,830)	(3,859,564)	(649,899)	(6,357,064)
Net decrease	(12,841)	$ (127,164)	(336,517)	$ (3,287,033)
Class I
Sales	24,934,978	$252,686,961	12,796,371	$126,921,143
Issued to shareholders electing to receive payments of distributions in Fund shares	1,621,357	16,394,425	1,950,617	19,270,485
Redemptions	(17,481,567)	(176,837,430)	(29,925,715)	(296,459,818)
Net increase (decrease)	9,074,768	$ 92,243,956	(15,178,727)	$(150,268,190)
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the Fund’s investment in Senior Debt Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, and in Short Duration Inflation-Protected Income Portfolio were valued based on Level 1 inputs.

Eaton Vance
Short Duration Inflation-Protected Income Fund
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Short Duration Inflation-Protected Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Short Duration Inflation-Protected Income Fund (the “Fund"), one of the funds constituting Eaton Vance Special Investment Trust, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 22, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Short Duration Inflation-Protected Income Fund
October 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of 163(j) interest dividends.
163(j) Interest Dividends. For the fiscal year ended October 31, 2025, the Fund designates 95.82% of distributions from net investment income as a 163(j) interest dividend.

Short Duration Inflation-Protected Income Portfolio
October 31, 2025
Portfolio of Investments

Asset-Backed Securities — 0.6%
Security	Principal Amount (000's omitted)	Value
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	$705	$ 646,354
MVW LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	18	17,156
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class A1A, 5.591%, (1 mo. SOFR + 1.60%), 10/25/55(1)(2)	802	806,262
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	313	297,213
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	1,105	1,051,040
Total Asset-Backed Securities (identified cost $2,949,850)		$ 2,818,025

Commercial Mortgage-Backed Securities — 1.8%
Security	Principal Amount (000's omitted)	Value
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 5.097%, (1 mo. SOFR + 1.064%), 9/15/36(1)(2)	$ 4,844	$ 4,842,317
COMM Mortgage Trust:
Series 2013-CR11, Class D, 4.466%, 8/10/50(1)(3)	353	343,097
Series 2015-CR22, Class D, 3.70%, 3/10/48(1)(3)	1,000	805,649
DBC Mortgage Trust:
Series 2025-DBC, Class A, 5.40%, (1 mo. SOFR + 1.35%), 6/15/38(1)(2)	410	412,050
Series 2025-DBC, Class B, 5.65%, (1 mo. SOFR + 1.60%), 6/15/38(1)(2)	620	623,101
JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 5.884%, (30-day SOFR Average + 1.70%), 3/20/54(1)(2)	687	690,196
Total Commercial Mortgage-Backed Securities (identified cost $7,836,143)		$ 7,716,410

Exchange-Traded Funds — 7.5%
Security	Shares	Value
Fixed-Income Funds — 7.5%
Eaton Vance Short Duration Income ETF(4)	413,000	$ 21,217,875
Eaton Vance Total Return Bond ETF(4)	96,500	4,974,575
Eaton Vance Ultra-Short Income ETF(4)	130,000	6,620,900
Total Exchange-Traded Funds (identified cost $32,549,529)		$ 32,813,350

U.S. Treasury Obligations — 89.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Indexed Bonds:
2.50%, 1/15/29(5)	$18,106	$ 18,832,824
3.625%, 4/15/28(5)	20,429	21,608,766
3.875%, 4/15/29(5)	36,455	39,642,666
U.S. Treasury Inflation-Indexed Notes:
0.125%, 4/15/27(5)	22,947	22,562,602
0.125%, 1/15/30(5)	14,794	14,099,895
0.125%, 7/15/30(5)	37,652	35,740,517
0.25%, 7/15/29(5)	10,638	10,296,219
0.375%, 1/15/27(5)	15,556	15,395,803
0.375%, 7/15/27(5)	21,983	21,775,770
0.75%, 7/15/28(5)	15,486	15,360,757
0.875%, 1/15/29(5)	19,501	19,291,807
1.125%, 10/15/30(5)	22,283	22,102,935
1.25%, 4/15/28(5)	23,544	23,548,301
1.625%, 10/15/27(5)	18,700	18,931,062
1.625%, 10/15/29(5)	18,017	18,318,775
1.625%, 4/15/30(5)	14,247	14,425,229
2.125%, 4/15/29(5)	23,565	24,230,095
2.375%, 10/15/28(5)	34,373	35,640,115
Total U.S. Treasury Obligations (identified cost $388,545,212)		$391,804,138

Short-Term Investments — 0.0%†
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.00%(6)	34,202	$ 34,202
Total Short-Term Investments (identified cost $34,202)		$ 34,202
Total Investments — 99.1% (identified cost $431,914,936)		$435,186,125
Other Assets, Less Liabilities — 0.9%		$ 4,003,342
Net Assets — 100.0%		$439,189,467

See Notes to Financial Statements.

Short Duration Inflation-Protected Income Portfolio
October 31, 2025
Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2025, the aggregate value of these securities is $10,534,435 or 2.4% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2025.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2025.
(4)	Affiliated fund (see Note 7).
(5)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(6)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of October 31, 2025.

Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	20,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.00% (pays upon termination)	1/4/27	$ 925,732	$ —	$925,732
USD	20,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.82% (pays upon termination)	2/11/27	960,102	—	960,102
USD	30,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.61% (pays upon termination)	3/23/27	(45,480)	—	(45,480)
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.55% (pays upon termination)	4/19/27	1,101,027	—	1,101,027
USD	15,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.24% (pays upon termination)	11/19/27	516,164	—	516,164
USD	15,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.64% (pays upon termination)	6/23/28	9,579	—	9,579
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.51% (pays upon termination)	4/25/29	9,002	—	9,002
USD	20,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.64% (pays upon termination)	2/13/30	(38,832)	—	(38,832)
USD	15,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.36% (pays upon termination)	4/24/30	106,692	(37,886)	68,806
							$3,543,986	$(37,886)	$3,506,100

See Notes to Financial Statements.

Short Duration Inflation-Protected Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Abbreviations:
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
USD	– United States Dollar

See Notes to Financial Statements.

Short Duration Inflation-Protected Income Portfolio
October 31, 2025
Statement of Assets and Liabilities

October 31, 2025
Assets
Unaffiliated investments, at value (identified cost $399,331,205)	$402,338,573
Affiliated investments, at value (identified cost $32,583,731)	32,847,552
Deposits for derivatives collateral - centrally cleared derivatives	3,482,373
Interest receivable	535,759
Dividends receivable from affiliated investments	152,364
Receivable for variation margin on open centrally cleared derivatives	91,007
Receivable from affiliates	6,970
Trustees' deferred compensation plan	15,947
Other assets	938
Total assets	$439,471,483
Liabilities
Payable to affiliates:
Investment adviser fee	$158,976
Trustees' fees	2,280
Trustees' deferred compensation plan	15,947
Payable for custodian fee	32,251
Payable for legal and accounting services	72,562
Total liabilities	$282,016
Net Assets applicable to investors' interest in Portfolio	$439,189,467

See Notes to Financial Statements.

Short Duration Inflation-Protected Income Portfolio
October 31, 2025
Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income from affiliated investments	$1,127,166
Interest income	14,932,328
Total investment income	$16,059,494
Expenses
Investment adviser fee	$1,717,645
Trustees’ fees and expenses	24,608
Custodian fee	137,454
Legal and accounting services	85,523
Miscellaneous	3,184
Total expenses	$1,968,414
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$48,598
Total expense reductions	$48,598
Net expenses	$1,919,816
Net investment income	$14,139,678
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(1,294,135)
Swap contracts	764,672
Net realized loss	$(529,463)
Change in unrealized appreciation (depreciation):
Investments	$7,966,705
Investments - affiliated investments	266,971
Swap contracts	535,321
Net change in unrealized appreciation (depreciation)	$8,768,997
Net realized and unrealized gain	$8,239,534
Net increase in net assets from operations	$22,379,212

See Notes to Financial Statements.

Short Duration Inflation-Protected Income Portfolio
October 31, 2025
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$14,139,678	$10,499,478
Net realized loss	(529,463)	(12,470,501)
Net change in unrealized appreciation (depreciation)	8,768,997	27,346,515
Net increase in net assets from operations	$22,379,212	$25,375,492
Capital transactions:
Contributions	$129,243,692	$23,342,399
Withdrawals	(59,770,065)	(166,469,079)
Net increase (decrease) in net assets from capital transactions	$69,473,627	$(143,126,680)
Net increase (decrease) in net assets	$91,852,839	$(117,751,188)
Net Assets
At beginning of year	$347,336,628	$465,087,816
At end of year	$439,189,467	$347,336,628

See Notes to Financial Statements.

Short Duration Inflation-Protected Income Portfolio
October 31, 2025
Financial Highlights

	Year Ended October 31,			Period Ended October 31,
	2025	2024	2023	2022(1)
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(2)
Total expenses	0.51%	0.50%	0.50%	0.50%(3)
Net expenses	0.50%(4)	0.50%(4)	0.50%(4)	0.50%(3)(4)
Net investment income	3.70%	2.68%	2.60%	5.38%(3)
Portfolio Turnover	48%	25%	17%(5)	9%(5)(6)
Total Return	6.09%	6.54%	1.90%	(2.95)%(6)
Net assets, end of period (000’s omitted)	$439,189	$347,337	$465,088	$777,145
(1)	For the period from the commencement of operations, May 23, 2022, to October 31, 2022.
(2)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(3)	Annualized.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024 and 2023 and the period ended October 31, 2022).
(5)	Includes the effect of To Be Announced (TBA) transactions.
(6)	Not annualized.

See Notes to Financial Statements.

Short Duration Inflation-Protected Income Portfolio
October 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Short Duration Inflation-Protected Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is real return (real return is defined as total return less the estimated cost of inflation (typically measured by the change in an official inflation measure)). The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2025, Eaton Vance Short Duration Inflation-Protected Income Fund held an interest of approximately 100% in the Portfolio.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income— Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of October 31, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could

Short Duration Inflation-Protected Income Portfolio
October 31, 2025
Notes to Financial Statements — continued

be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
G  Inflation Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
H  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.45%
$1 billion but less than $2.5 billion	0.43%
$2.5 billion but less than $5 billion	0.41%
$5 billion and over	0.40%
For the year ended October 31, 2025, the investment adviser fee amounted to $1,717,645 or 0.45% of the Portfolio’s average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees/advisory fees paid by the Portfolio due to its investment in the Liquidity Fund and in other affiliated funds. For the year ended October 31, 2025, the investment adviser fee paid was reduced by $48,598 relating to the Portfolio's investment in the Liquidity Fund and in other affiliated funds.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.

Short Duration Inflation-Protected Income Portfolio
October 31, 2025
Notes to Financial Statements — continued

3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the year ended October 31, 2025 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$33,936,104	$10,816,744
U.S. Government and Agency Securities	220,695,788	168,017,538
	$254,631,892	$178,834,282
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$431,927,628
Gross unrealized appreciation	$7,809,542
Gross unrealized depreciation	(1,044,945)
Net unrealized appreciation	$6,764,597
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2025 is included in the Portfolio of Investments. At October 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective and its use of derivatives. The Portfolio enters into inflation swap contracts to swap nominal interest payments with respect to its investments in certain fixed or floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at October 31, 2025 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Swap contracts (centrally cleared)	$3,628,298(1)	$(84,312)(1)
(1)	Only the current day’s variation margin on centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on centrally cleared derivatives, as applicable.

Short Duration Inflation-Protected Income Portfolio
October 31, 2025
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended October 31, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Swap contracts	$764,672(1)	$535,321(2)
(1)	Statement of Operations location: Net realized gain (loss): Swap contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Swap contracts.
The average notional amount of swap contracts outstanding during the year ended October 31, 2025, which is indicative of the volume of this derivative type, was approximately $135,000,000.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2025.
7  Affiliated Investments
At October 31, 2025, the value of the Portfolio’s investment in funds that may be deemed to be affiliated was $32,847,552, which represents 7.5% of the Portfolio’s net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Eaton Vance Short Duration Income ETF	$ —	$ 21,072,620	$ —	$ —	$145,255	$21,217,875	$474,600	413,000
Eaton Vance Total Return Bond ETF	—	4,854,519	—	—	120,056	4,974,575	130,359	96,500
Eaton Vance Ultra-Short Income ETF	1,063,440	5,555,800	—	—	1,660	6,620,900	184,120	130,000
Short-Term Investments
Liquidity Fund	1,213,189	133,192,592	(134,371,579)	—	—	34,202	338,087	34,202
Total				$ —	$266,971	$32,847,552	$1,127,166
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Short Duration Inflation-Protected Income Portfolio
October 31, 2025
Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 2,818,025	$ —	$ 2,818,025
Commercial Mortgage-Backed Securities	—	7,716,410	—	7,716,410
Exchange-Traded Funds	32,813,350	—	—	32,813,350
U.S. Treasury Obligations	—	391,804,138	—	391,804,138
Short-Term Investments	34,202	—	—	34,202
Total Investments	$32,847,552	$402,338,573	$ —	$435,186,125
Swap Contracts	$ —	$ 3,628,298	$ —	$ 3,628,298
Total	$32,847,552	$405,966,871	$ —	$438,814,423
Liability Description
Swap Contracts	$ —	$ (84,312)	$ —	$ (84,312)
Total	$ —	$ (84,312)	$ —	$ (84,312)

Short Duration Inflation-Protected Income Portfolio
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Short Duration Inflation-Protected Income Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Short Duration Inflation-Protected Income Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and for the period from the commencement of operations, May 23, 2022, to October 31, 2022, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from the commencement of operations, May 23, 2022, to October 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 22, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Short Duration Inflation-Protected Income Fund
October 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1 Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Short Duration Inflation-Protected Income Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
Short Duration Inflation-Protected Income Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Short Duration Inflation-Protected Income Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as an investment advisory agreement between each of Eaton Vance Floating Rate Portfolio, Senior Debt Portfolio and Short Duration Inflation-Protected Income Portfolio (the “Portfolios”), which are portfolios in which the Fund is authorized to invest, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolios, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolios.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolios by the applicable Adviser. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios and is also authorized to cause the Fund to make direct investments consistent with its investment strategies.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolios, including the education and experience of the investment professionals who provide services to the Fund and the Portfolios. In particular, the Board considered the abilities and experience of each Adviser’s investment professionals in investing in income instruments, including, in the case of the Fund and Short Duration Inflation-Protected Income Portfolio, inflation protected instruments such as inflation-indexed securities. With respect to the Eaton Vance Floating Rate Portfolio and Senior Debt Portfolio, the Board considered the experience of BMR’s investment professionals in investing in senior floating rate loans. For all the Portfolios, the Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolios, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolios, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolios.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities and other instruments, for which it would receive a fee, or in a Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market EVM believes may not be represented or underrepresented by the Portfolios; to hedge certain Portfolio exposures; and/or to otherwise manage the exposures of the Fund.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary performance benchmark index for the three-year period. The Board also considered the performance of the underlying Portfolios. On the basis of the foregoing and other relevant information provided to the Board, the Board concluded that each Portfolio had achieved its performance objective. The Board also concluded that the performance of the Fund was satisfactory.

Eaton Vance
Short Duration Inflation-Protected Income Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolios and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolios, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolios and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, some of which include breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from any economies of scale in the future.

EARRX-NCSR    10.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	December 23, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	December 23, 2025